10. Non-Interest expense detail (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Selling, General and Administrative Expense [Abstract]
Legal and Accounting	$ 62				$ 64					$ 153	$ 150
Salaries and related expenses	42				17					91	81
Website / Management Information Systems (“MIS”)										3	12
Board related expenses	19				19					74	76
Advertising	7				0					10	50
Rent and Utilities	5				5					17	16
Printing	5				3					12	14
Other	10				7					30	16
Total SG&A	$ 150	$ 104	$ 87	$ 84	$ 115	$ 84	$ 77	$ 114	$ 140	$ 390	$ 415